Trade receivables, reseller financing and other receivables - Summary of of Trade Receivables, Gross of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 4,533,327	R$ 3,813,350
Current [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	3,930,178	3,131,528
Less than 30 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	20,873	90,024
31 to 60 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	18,741	33,255
61-90 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	21,482	24,804
91-180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	46,586	23,903
More than 180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of allowance for expected credit losses	R$ 495,467	R$ 509,836